Share based compensation - Unrecognized Compensation Cost (Details) $ in Thousands	6 Months Ended
Dec. 31, 2015 USD ($)
Share based compensation
Unrecognized compensation cost	$ 7,671
Expected weighted-average cost recognition period (in years)	1 year